CASH AND CASH EQUIVALENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
6.	CASH AND CASH EQUIVALENTS

	September 30, 2013	December 31, 2012

Cash and bank balances	9,588,415	8,424,265

7.	CASH AND CASH EQUIVALENTS

	2012	2011

Cash and bank balances	$8,424,265	$1,387,908